UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07239
Name of Registrant: Vanguard Horizon Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: December 31, 2014

Item 1: Schedule of Investments

Vanguard Capital Opportunity Fund

Schedule of Investments
As of December 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (94.8%)
Consumer Discretionary (10.3%)
*	CarMax Inc.	4,186,797	278,757
*	DIRECTV	2,081,476	180,464
	TJX Cos. Inc.	2,580,000	176,936
*	Tesla Motors Inc.	684,566	152,254
	Carnival Corp.	3,265,200	148,012
	Royal Caribbean Cruises Ltd.	1,320,000	108,808
*	DreamWorks Animation SKG Inc. Class A	2,510,000	56,048
*	Bed Bath & Beyond Inc.	703,700	53,601
^	Gildan Activewear Inc. Class A	740,550	41,878
	L Brands Inc.	366,500	31,721
	Sony Corp. ADR	1,495,800	30,619
*	Tribune Media Co. Class A	480,000	28,690
	Ross Stores Inc.	296,000	27,901
*	Ascena Retail Group Inc.	1,675,200	21,041
*	Shutterfly Inc.	474,800	19,797
	Las Vegas Sands Corp.	340,000	19,774
*	Amazon.com Inc.	61,930	19,220
*	Norwegian Cruise Line Holdings Ltd.	74,000	3,460
	Newell Rubbermaid Inc.	86,200	3,283
*	Urban Outfitters Inc.	79,600	2,796
	Tribune Publishing Co.	120,000	2,748
	Carter's Inc.	8,520	744
			1,408,552
Energy (1.1%)
	Cabot Oil & Gas Corp.	1,285,800	38,073
^	Transocean Ltd.	1,852,900	33,964
	National Oilwell Varco Inc.	336,000	22,018
	Noble Energy Inc.	310,000	14,703
	Frank's International NV	803,200	13,357
*	Southwestern Energy Co.	366,334	9,997
	Oceaneering International Inc.	100,000	5,881
*	Cameron International Corp.	100,500	5,020
	Ensco plc Class A	143,340	4,293
			147,306
Financials (2.4%)
	Charles Schwab Corp.	7,605,500	229,610
	CME Group Inc.	463,650	41,103
	Chubb Corp.	317,000	32,800
	Discover Financial Services	247,600	16,215
	Progressive Corp.	64,600	1,744
*	E*TRADE Financial Corp.	63,100	1,530
			323,002
Health Care (32.5%)
*	Biogen Idec Inc.	2,765,438	938,728
	Amgen Inc.	4,646,400	740,125
	Eli Lilly & Co.	7,300,000	503,627
*	BioMarin Pharmaceutical Inc.	4,769,100	431,127
	Roche Holding AG	1,561,578	423,098

	Novartis AG ADR	3,115,400	288,673
*	Illumina Inc.	1,220,100	225,206
*	QIAGEN NV	8,337,600	195,600
	Medtronic Inc.	2,541,500	183,496
*	Boston Scientific Corp.	7,216,300	95,616
*	Pharmacyclics Inc.	593,700	72,586
	Thermo Fisher Scientific Inc.	528,600	66,228
	Abbott Laboratories	1,299,600	58,508
*	Seattle Genetics Inc.	1,610,000	51,729
*	Charles River Laboratories International Inc.	660,000	42,002
	PerkinElmer Inc.	900,000	39,357
*	Edwards Lifesciences Corp.	280,000	35,666
*	Affymetrix Inc.	2,700,600	26,655
*	Waters Corp.	154,000	17,359
	Agilent Technologies Inc.	233,000	9,539
*	ImmunoGen Inc.	1,280,000	7,808
	Zimmer Holdings Inc.	54,000	6,125
*	Cerner Corp.	10,000	647
			4,459,505
Industrials (16.1%)
	Southwest Airlines Co.	10,935,100	462,773
	FedEx Corp.	2,293,974	398,372
*	United Continental Holdings Inc.	4,156,200	278,008
	Delta Air Lines Inc.	3,837,000	188,742
	Airbus Group NV	2,893,040	143,026
	Rockwell Automation Inc.	1,063,000	118,206
*	JetBlue Airways Corp.	6,940,150	110,071
	American Airlines Group Inc.	1,884,000	101,039
*	Jacobs Engineering Group Inc.	2,008,419	89,756
	Union Pacific Corp.	672,000	80,055
^	Ritchie Bros Auctioneers Inc.	2,962,000	79,648
	IDEX Corp.	583,000	45,381
*	AECOM Technology Corp.	1,380,000	41,911
	CH Robinson Worldwide Inc.	388,400	29,087
	Curtiss-Wright Corp.	325,000	22,942
*	Spirit Airlines Inc.	158,235	11,959
	Chicago Bridge & Iron Co. NV	173,100	7,267
*	Esterline Technologies Corp.	30,631	3,360
			2,211,603
Information Technology (30.3%)
*	Adobe Systems Inc.	4,124,500	299,851
	Texas Instruments Inc.	4,896,400	261,786
	SanDisk Corp.	2,253,277	220,776
	Microsoft Corp.	4,750,000	220,638
*	Micron Technology Inc.	5,780,000	202,358
^	ASML Holding NV	1,805,040	194,637
	Corning Inc.	8,080,000	185,274
	Altera Corp.	4,375,000	161,613
*	Trimble Navigation Ltd.	5,841,200	155,025
*	Google Inc. Class A	278,830	147,964
*	Google Inc. Class C	278,830	146,776
*	Flextronics International Ltd.	13,124,200	146,729
	NetApp Inc.	3,190,800	132,259
	NVIDIA Corp.	6,479,800	129,920
*,^ Cree Inc.		3,944,900	127,105
*	Electronic Arts Inc.	2,700,000	126,941

	QUALCOMM Inc.	1,515,975	112,682
*,^ BlackBerry Ltd.		9,358,700	102,759
	EMC Corp.	3,418,225	101,658
	Hewlett-Packard Co.	2,240,000	89,891
	Visa Inc. Class A	308,480	80,883
*,1 Descartes Systems Group Inc.		4,645,000	68,839
	Symantec Corp.	2,398,300	61,528
	Plantronics Inc.	1,150,000	60,973
	KLA-Tencor Corp.	818,900	57,585
*,1 FormFactor Inc.		5,809,700	49,963
*	Rambus Inc.	4,400,000	48,796
*,^ NeuStar Inc. Class A		1,662,666	46,222
	FEI Co.	478,000	43,187
*	eBay Inc.	670,100	37,606
	Intuit Inc.	370,000	34,110
*	Nuance Communications Inc.	2,300,000	32,821
*	F5 Networks Inc.	233,825	30,506
	Apple Inc.	259,000	28,588
*	Entegris Inc.	2,019,231	26,674
*	VMware Inc. Class A	280,000	23,106
	Jabil Circuit Inc.	1,000,000	21,830
	MasterCard Inc. Class A	244,500	21,066
	Broadcom Corp. Class A	380,000	16,465
*	Keysight Technologies Inc.	370,000	12,495
	Analog Devices Inc.	225,000	12,492
*	Yahoo! Inc.	240,000	12,122
	Brocade Communications Systems Inc.	1,000,000	11,840
*	Ciena Corp.	607,142	11,785
*,^ Mobileye NV		284,231	11,528
	Xilinx Inc.	200,000	8,658
	Applied Materials Inc.	340,000	8,473
*,^ SMART Technologies Inc.		4,321,304	5,099
*	Alibaba Group Holding Ltd. ADR	25,000	2,599
	Telefonaktiebolaget LM Ericsson ADR	155,000	1,876
*,^ Arista Networks Inc.		28,900	1,756
	Motorola Solutions Inc.	25,150	1,687
*	salesforce.com inc	23,500	1,394
*	Workday Inc. Class A	10,025	818
*	Twitter Inc.	7,680	276
*	Facebook Inc. Class A	100	8
			4,162,296
Materials (2.1%)
	Monsanto Co.	2,378,786	284,193

Telecommunication Services (0.0%)
*	Sprint Corp.	140,000	581

Total Common Stocks (Cost $5,933,641)			12,997,038

	Coupon
Temporary Cash Investment (6.2%)
Money Market Fund (6.2%)
[2,3] Vanguard Market Liquidity Fund (Cost
$859,344)	0.126%	859,344,296	859,344
Total Investments (101.0%) (Cost $6,792,985)			13,856,382
Other Assets and Liabilities-Net (-1.0%)[3]			(143,545)
Net Assets (100%)			13,712,837
* Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $97,334,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $102,653,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Capital Opportunity Fund

The following table summarizes the market value of the fund's investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	12,430,914	566,124	—
Temporary Cash Investments	859,344	—	—
Total	13,290,258	566,124	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2014		from		Capital Gain	2014
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Descartes Systems Group Inc.	64,147	—	—	—	—	68,839
FormFactor Inc.	41,656	—	—	—	—	49,963
Vanguard Market Liquidity Fund	728,974	NA1	NA1	220	—	859,344
Total	834,777			220	—	975,146
1 Not applicable—purchases and sales are for temporary cash investment purposes.

E. At December 31, 2014, the cost of investment securities for tax purposes was $6,792,985,000. Net unrealized appreciation of investment securities for tax purposes was $7,063,397,000, consisting of unrealized gains of $7,416,557,000 on securities that had risen in value since their purchase and $353,160,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Strategic Equity Fund

Schedule of Investments
As of December 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (16.3%)
	Best Buy Co. Inc.	1,471,100	57,343
	Hanesbrands Inc.	450,700	50,307
*	Murphy USA Inc.	713,100	49,104
	Cablevision Systems Corp. Class A	2,339,000	48,277
	Domino's Pizza Inc.	511,520	48,170
*	O'Reilly Automotive Inc.	229,400	44,187
*	Skechers U.S.A. Inc. Class A	793,900	43,863
	Dillard's Inc. Class A	337,170	42,207
	Brinker International Inc.	557,350	32,711
*	Live Nation Entertainment Inc.	1,173,100	30,630
	Expedia Inc.	314,500	26,846
*	Starz	849,300	25,224
	Big Lots Inc.	608,400	24,348
*	Visteon Corp.	227,700	24,332
^	Buckle Inc.	404,400	21,239
	Jack in the Box Inc.	255,500	20,430
	Wyndham Worldwide Corp.	226,100	19,390
*	Barnes & Noble Inc.	803,400	18,655
*	Outerwall Inc.	234,390	17,631
*	Strayer Education Inc.	230,600	17,129
	Newell Rubbermaid Inc.	432,100	16,459
	Royal Caribbean Cruises Ltd.	195,400	16,107
	Brown Shoe Co. Inc.	454,300	14,606
	Nutrisystem Inc.	743,200	14,530
	Whirlpool Corp.	74,900	14,511
*	NVR Inc.	10,200	13,008
*	Grand Canyon Education Inc.	256,000	11,945
*	Iconix Brand Group Inc.	318,000	10,745
*	Tower International Inc.	410,300	10,483
	Marriott Vacations Worldwide Corp.	139,000	10,361
	H&R Block Inc.	290,400	9,781
*	Fossil Group Inc.	85,100	9,424
	Cheesecake Factory Inc.	185,500	9,332
	Lear Corp.	86,400	8,474
	Dana Holding Corp.	386,400	8,400
	Thor Industries Inc.	132,100	7,380
	PetSmart Inc.	84,900	6,902
*	News Corp. Class B	433,800	6,542
*	Madison Square Garden Co. Class A	82,400	6,201
*	BJ's Restaurants Inc.	122,600	6,156
	Kohl's Corp.	86,000	5,249
*	Steven Madden Ltd.	163,300	5,198
	PVH Corp.	36,100	4,627
	Carter's Inc.	48,900	4,269
	Tupperware Brands Corp.	62,200	3,919
	DeVry Education Group Inc.	81,400	3,864
	Hasbro Inc.	69,200	3,805
	Aramark	116,700	3,635
	Regal Entertainment Group Class A	164,500	3,514

*	Deckers Outdoor Corp.	34,000	3,095
	Foot Locker Inc.	55,000	3,090
	Columbia Sportswear Co.	67,200	2,993
*	Tenneco Inc.	52,195	2,955
	Lamar Advertising Co. Class A	53,300	2,859
^	GameStop Corp. Class A	79,400	2,684
*	Denny's Corp.	230,200	2,373
	Cato Corp. Class A	53,600	2,261
*	Vince Holding Corp.	63,000	1,647
*	Universal Electronics Inc.	23,100	1,502
*	Orbitz Worldwide Inc.	170,000	1,399
*	Smith & Wesson Holding Corp.	147,100	1,393
*	FTD Cos. Inc.	37,100	1,292
*	Liberty Interactive Corp. Class A	40,200	1,183
*	G-III Apparel Group Ltd.	11,200	1,131
*	Kirkland's Inc.	25,200	596
*	Ruby Tuesday Inc.	76,400	523
	Clear Channel Outdoor Holdings Inc. Class A	43,800	464
*	1-800-Flowers.com Inc. Class A	27,800	229
	Carriage Services Inc. Class A	9,600	201
*	Unifi Inc.	5,100	152
			945,472
Consumer Staples (5.2%)
	Bunge Ltd.	596,500	54,228
*,^ Pilgrim's Pride Corp.		1,346,000	44,135
^	Sanderson Farms Inc.	499,600	41,979
*	Rite Aid Corp.	4,117,700	30,965
	Avon Products Inc.	2,519,000	23,653
	Pinnacle Foods Inc.	472,100	16,665
*	SUPERVALU Inc.	1,523,300	14,776
	Clorox Co.	133,400	13,902
	Andersons Inc.	184,350	9,796
	ConAgra Foods Inc.	218,900	7,942
	Dr Pepper Snapple Group Inc.	100,000	7,168
	Lancaster Colony Corp.	71,419	6,688
	Cal-Maine Foods Inc.	158,000	6,167
*	Monster Beverage Corp.	53,600	5,808
*	USANA Health Sciences Inc.	40,000	4,104
	Ingredion Inc.	32,700	2,774
	Energizer Holdings Inc.	20,000	2,571
*	Harbinger Group Inc.	96,700	1,369
	Fresh Del Monte Produce Inc.	39,400	1,322
*	Medifast Inc.	25,500	856
	Ingles Markets Inc. Class A	22,600	838
	Molson Coors Brewing Co. Class B	4,700	350
	Village Super Market Inc. Class A	3,400	93
			298,149
Energy (5.0%)
	Tesoro Corp.	699,100	51,978
	Core Laboratories NV	269,500	32,432
	Green Plains Inc.	1,261,800	31,267
	SM Energy Co.	560,600	21,628
*	Oil States International Inc.	424,700	20,768
	Nabors Industries Ltd.	1,424,200	18,486
	Exterran Holdings Inc.	544,800	17,750
*	Newfield Exploration Co.	447,400	12,133

* Kosmos Energy Ltd.	1,375,400	11,540
Cimarex Energy Co.	105,300	11,162
* Pioneer Energy Services Corp.	1,138,300	6,306
Helmerich & Payne Inc.	88,992	6,000
* Basic Energy Services Inc.	828,500	5,808
Plains GP Holdings LP Class A	180,200	4,627
* Unit Corp.	132,900	4,532
* Southwestern Energy Co.	149,700	4,085
ONEOK Inc.	82,000	4,083
Bristow Group Inc.	57,500	3,783
* Matrix Service Co.	160,200	3,576
* SEACOR Holdings Inc.	47,100	3,476
Paragon Offshore plc	1,163,100	3,222
* WPX Energy Inc.	258,700	3,009
* Helix Energy Solutions Group Inc.	89,700	1,946
* Gran Tierra Energy Inc.	466,700	1,797
* Newpark Resources Inc.	157,600	1,503
* VAALCO Energy Inc.	150,300	685
* Midstates Petroleum Co. Inc.	19,000	29
		287,611
Financials (20.8%)
Everest Re Group Ltd.	294,100	50,085
Huntington Bancshares Inc.	4,182,800	44,003
RenaissanceRe Holdings Ltd.	443,700	43,137
KeyCorp	2,967,430	41,247
Comerica Inc.	865,600	40,545
CIT Group Inc.	843,600	40,349
Regions Financial Corp.	3,239,100	34,205
^ AmTrust Financial Services Inc.	565,000	31,781
* PRA Group Inc.	507,300	29,388
Host Hotels & Resorts Inc.	1,199,900	28,522
* World Acceptance Corp.	347,619	27,618
Torchmark Corp.	492,892	26,700
Voya Financial Inc.	576,500	24,432
Navient Corp.	1,105,500	23,890
Aspen Insurance Holdings Ltd.	533,500	23,351
Montpelier Re Holdings Ltd.	644,700	23,093
Apartment Investment & Management Co. Class A	519,000	19,281
PartnerRe Ltd.	168,900	19,277
Kimco Realty Corp.	759,500	19,094
Hospitality Properties Trust	615,900	19,093
Omega Healthcare Investors Inc.	486,600	19,011
Extra Space Storage Inc.	313,540	18,386
Retail Properties of America Inc.	1,085,100	18,110
Geo Group Inc.	440,600	17,783
* Strategic Hotels & Resorts Inc.	1,336,000	17,675
^ Ryman Hospitality Properties Inc.	334,000	17,615
Corrections Corp. of America	478,732	17,397
DuPont Fabros Technology Inc.	515,000	17,119
EPR Properties	275,900	15,900
RLJ Lodging Trust	472,700	15,850
Radian Group Inc.	884,100	14,782
Associated Banc-Corp	782,400	14,576
Weingarten Realty Investors	392,500	13,706
Pennsylvania REIT	560,800	13,156
Regency Centers Corp.	202,700	12,928
Axis Capital Holdings Ltd.	252,500	12,900

Sovran Self Storage Inc.	145,900	12,725
Reinsurance Group of America Inc. Class A	143,920	12,610
Allied World Assurance Co. Holdings AG	330,200	12,521
Brandywine Realty Trust	757,032	12,097
* Howard Hughes Corp.	92,750	12,096
^ Lexington Realty Trust	1,072,800	11,779
Columbia Property Trust Inc.	453,900	11,506
Ashford Hospitality Trust Inc.	944,900	9,903
BioMed Realty Trust Inc.	434,800	9,366
PrivateBancorp Inc.	275,800	9,212
* Credit Acceptance Corp.	67,061	9,148
* MGIC Investment Corp.	968,600	9,027
Equity LifeStyle Properties Inc.	166,600	8,588
* Piper Jaffray Cos.	144,100	8,371
UDR Inc.	260,900	8,041
Nelnet Inc. Class A	170,912	7,918
Healthcare Trust of America Inc. Class A	258,400	6,961
RAIT Financial Trust	899,300	6,898
National Retail Properties Inc.	171,500	6,752
WR Berkley Corp.	131,500	6,741
Santander Consumer USA Holdings Inc.	338,900	6,646
Inland Real Estate Corp.	605,000	6,625
Washington Federal Inc.	291,600	6,459
CoreSite Realty Corp.	164,300	6,416
SL Green Realty Corp.	50,000	5,951
Camden Property Trust	78,000	5,760
Taubman Centers Inc.	74,800	5,716
Home Loan Servicing Solutions Ltd.	256,000	4,997
Alexandria Real Estate Equities Inc.	53,900	4,783
Cathay General Bancorp	185,510	4,747
* Investment Technology Group Inc.	216,700	4,512
LaSalle Hotel Properties	108,700	4,399
Highwoods Properties Inc.	87,100	3,857
Home Properties Inc.	55,500	3,641
CyrusOne Inc.	122,100	3,364
Chesapeake Lodging Trust	89,400	3,327
National Health Investors Inc.	47,300	3,309
Government Properties Income Trust	136,300	3,136
* Western Alliance Bancorp	106,900	2,972
Sabra Health Care REIT Inc.	97,500	2,961
HCI Group Inc.	68,400	2,958
Ramco-Gershenson Properties Trust	148,300	2,779
Astoria Financial Corp.	200,800	2,683
Rayonier Inc.	90,500	2,529
Apollo Residential Mortgage Inc.	153,400	2,419
First Horizon National Corp.	176,300	2,394
Hersha Hospitality Trust Class A	338,700	2,381
Douglas Emmett Inc.	78,900	2,241
Brixmor Property Group Inc.	83,600	2,077
* Springleaf Holdings Inc.	54,400	1,968
Capitol Federal Financial Inc.	149,300	1,908
Summit Hotel Properties Inc.	139,300	1,733
Chambers Street Properties	193,100	1,556
HCC Insurance Holdings Inc.	29,000	1,552
Validus Holdings Ltd.	35,200	1,463
Medical Properties Trust Inc.	103,200	1,422
* E*TRADE Financial Corp.	50,900	1,235

	Acadia Realty Trust	38,300	1,227
	International Bancshares Corp.	44,200	1,173
*	Cowen Group Inc. Class A	221,100	1,061
	Boston Private Financial Holdings Inc.	78,400	1,056
	Northfield Bancorp Inc.	69,200	1,024
*	Beneficial Mutual Bancorp Inc.	82,400	1,011
*	Walker & Dunlop Inc.	57,500	1,009
	WSFS Financial Corp.	13,100	1,007
	CareTrust REIT Inc.	77,627	957
	First Commonwealth Financial Corp.	85,900	792
	State Bank Financial Corp.	38,500	769
	Digital Realty Trust Inc.	9,700	643
	Whitestone REIT	34,500	521
*	Capital Bank Financial Corp.	18,800	504
*	First NBC Bank Holding Co.	13,500	475
	Lakeland Financial Corp.	10,300	448
	Flushing Financial Corp.	20,600	418
	First Busey Corp.	56,200	366
	WesBanco Inc.	10,200	355
	Great Southern Bancorp Inc.	8,700	345
	Stock Yards Bancorp Inc.	10,200	340
	Universal Health Realty Income Trust	6,900	332
	S&T Bancorp Inc.	10,100	301
	CoBiz Financial Inc.	18,500	243
	First Community Bancshares Inc.	12,900	212
	Federal Agricultural Mortgage Corp.	6,100	185
	1st Source Corp.	5,300	182
	First Connecticut Bancorp Inc.	10,000	163
	One Liberty Properties Inc.	6,800	161
	First Bancorp	8,200	151
	Towne Bank	8,000	121
	Saul Centers Inc.	2,100	120
	MainSource Financial Group Inc.	5,300	111
	Univest Corp. of Pennsylvania	5,100	103
	German American Bancorp Inc.	3,200	98
			1,205,105
Health Care (10.9%)
*	Edwards Lifesciences Corp.	442,400	56,353
	CR Bard Inc.	322,700	53,768
	Omnicare Inc.	715,100	52,152
*	Centene Corp.	480,200	49,869
*	Quintiles Transnational Holdings Inc.	813,200	47,873
*	Charles River Laboratories International Inc.	735,100	46,782
*	PAREXEL International Corp.	601,200	33,403
*	Mylan Inc.	502,800	28,343
*	Boston Scientific Corp.	1,490,700	19,752
*	United Therapeutics Corp.	142,600	18,465
	ResMed Inc.	311,583	17,467
*	Depomed Inc.	1,080,900	17,413
*	Hologic Inc.	506,700	13,549
^	PDL BioPharma Inc.	1,739,100	13,409
*	Hospira Inc.	211,400	12,948
*	Health Net Inc.	236,500	12,660
	Chemed Corp.	116,300	12,289
*	VCA Inc.	236,900	11,554
*	CareFusion Corp.	189,600	11,251
*,^	Sequenom Inc.	2,173,700	8,043

	Universal Health Services Inc. Class B	63,500	7,065
*	Bruker Corp.	323,400	6,345
*	Natus Medical Inc.	169,600	6,112
*	Endo International plc	79,700	5,748
*	Affymetrix Inc.	557,300	5,501
*	Covance Inc.	52,400	5,441
*	IDEXX Laboratories Inc.	34,300	5,086
	AmerisourceBergen Corp. Class A	55,000	4,959
*	Mettler-Toledo International Inc.	16,300	4,930
*	Medivation Inc.	41,000	4,084
	Select Medical Holdings Corp.	279,300	4,022
*	Henry Schein Inc.	25,500	3,472
*,^ Myriad Genetics Inc.		88,000	2,997
	Ensign Group Inc.	67,000	2,974
*	Infinity Pharmaceuticals Inc.	157,500	2,660
	HealthSouth Corp.	68,260	2,625
	Kindred Healthcare Inc.	137,931	2,508
*	Merrimack Pharmaceuticals Inc.	206,700	2,336
*	Premier Inc. Class A	55,500	1,861
*	Sagent Pharmaceuticals Inc.	73,500	1,846
	West Pharmaceutical Services Inc.	32,800	1,746
*	PharMerica Corp.	78,700	1,630
*	SciClone Pharmaceuticals Inc.	165,800	1,452
*	Impax Laboratories Inc.	43,500	1,378
	Phibro Animal Health Corp. Class A	42,700	1,347
*	Gentiva Health Services Inc.	25,300	482
*	Triple-S Management Corp. Class B	15,200	363
*	Orthofix International NV	9,300	280
*	Surgical Care Affiliates Inc.	7,600	256
*	Amphastar Pharmaceuticals Inc.	20,700	240
*	SurModics Inc.	8,100	179
*	Lannett Co. Inc.	3,200	137
			629,405
Industrials (14.2%)
	Southwest Airlines Co.	1,715,800	72,613
	Cintas Corp.	685,200	53,747
*	Spirit AeroSystems Holdings Inc. Class A	1,175,900	50,611
	Huntington Ingalls Industries Inc.	442,000	49,707
*	United Rentals Inc.	467,600	47,700
	Pitney Bowes Inc.	1,893,000	46,132
	L-3 Communications Holdings Inc.	351,200	44,325
	Trinity Industries Inc.	1,441,500	40,376
	Alaska Air Group Inc.	638,980	38,186
^	Greenbrier Cos. Inc.	699,400	37,579
*	JetBlue Airways Corp.	2,045,300	32,439
	AO Smith Corp.	568,200	32,052
*	Meritor Inc.	1,642,900	24,890
*	Sensata Technologies Holding NV	333,000	17,453
	Deluxe Corp.	250,113	15,570
	Masco Corp.	551,900	13,908
	ManpowerGroup Inc.	187,200	12,761
	Pall Corp.	111,500	11,285
*	Hawaiian Holdings Inc.	432,300	11,261
	AMERCO	37,240	10,586
*	AECOM Technology Corp.	348,443	10,582
	SPX Corp.	114,700	9,855
	Steelcase Inc. Class A	518,400	9,305

	Toro Co.	141,500	9,029
	Republic Services Inc. Class A	197,600	7,953
	Carlisle Cos. Inc.	74,300	6,705
	Hyster-Yale Materials Handling Inc.	89,500	6,551
	GATX Corp.	111,200	6,399
*	Teledyne Technologies Inc.	59,500	6,113
	Standex International Corp.	78,050	6,030
	IDEX Corp.	72,900	5,675
*	United Continental Holdings Inc.	80,000	5,351
	Stanley Black & Decker Inc.	53,000	5,092
	Robert Half International Inc.	84,000	4,904
	Mueller Water Products Inc. Class A	446,500	4,572
*	Blount International Inc.	220,100	3,867
	ArcBest Corp.	81,700	3,788
	ITT Corp.	85,800	3,472
	Covanta Holding Corp.	142,900	3,145
	Allegion plc	56,400	3,128
	Ryder System Inc.	32,900	3,055
*	Korn/Ferry International	104,200	2,997
	West Corp.	87,700	2,894
	Douglas Dynamics Inc.	104,500	2,239
	G&K Services Inc. Class A	31,100	2,203
	KBR Inc.	120,000	2,034
	Cubic Corp.	37,900	1,995
	Harsco Corp.	89,100	1,683
	Aircastle Ltd.	77,200	1,650
*	Huron Consulting Group Inc.	22,900	1,566
	HNI Corp.	27,700	1,414
	Briggs & Stratton Corp.	66,500	1,358
*	Aerovironment Inc.	48,600	1,324
	ESCO Technologies Inc.	34,600	1,277
	Quanex Building Products Corp.	66,100	1,241
*	Moog Inc. Class A	15,500	1,148
*	American Woodmark Corp.	24,100	975
*	Engility Holdings Inc.	20,800	890
	Federal Signal Corp.	51,300	792
	Hillenbrand Inc.	16,100	556
	Heidrick & Struggles International Inc.	23,200	535
*	Wabash National Corp.	29,600	366
	Insteel Industries Inc.	12,700	300
	Griffon Corp.	21,200	282
*	Northwest Pipe Co.	8,400	253
	Global Brass & Copper Holdings Inc.	7,100	93
			819,817
Information Technology (15.8%)
*	Electronic Arts Inc.	1,263,000	59,380
	Computer Sciences Corp.	828,800	52,256
*	Gartner Inc.	610,091	51,376
*	RF Micro Devices Inc.	3,059,800	50,762
*	Take-Two Interactive Software Inc.	1,645,800	46,132
	Lexmark International Inc. Class A	1,048,400	43,267
*	Aspen Technology Inc.	1,198,100	41,957
*	Manhattan Associates Inc.	1,018,400	41,469
	Booz Allen Hamilton Holding Corp.	1,402,900	37,219
*	ARRIS Group Inc.	1,119,500	33,798
	Heartland Payment Systems Inc.	578,800	31,226
*,^ Freescale Semiconductor Ltd.		1,074,900	27,120

	CDW Corp.	763,500	26,852
*,^	Advanced Micro Devices Inc.	10,042,835	26,814
*	Anixter International Inc.	301,208	26,645
	Jack Henry & Associates Inc.	329,300	20,463
	Broadridge Financial Solutions Inc.	433,100	20,001
	DST Systems Inc.	199,470	18,780
	Skyworks Solutions Inc.	245,000	17,814
	Harris Corp.	236,900	17,014
	Marvell Technology Group Ltd.	1,050,000	15,225
	MAXIMUS Inc.	257,780	14,137
	Lam Research Corp.	176,500	14,004
*	Tech Data Corp.	198,900	12,576
*	Fiserv Inc.	174,000	12,349
	Brocade Communications Systems Inc.	1,031,700	12,215
	Avnet Inc.	269,100	11,577
	SYNNEX Corp.	146,074	11,417
*	MicroStrategy Inc. Class A	55,900	9,078
*	Ingram Micro Inc.	299,500	8,278
*	Cirrus Logic Inc.	328,000	7,731
*	Super Micro Computer Inc.	221,500	7,726
	NVIDIA Corp.	375,000	7,519
^	Cypress Semiconductor Corp.	490,700	7,007
*	TriQuint Semiconductor Inc.	252,000	6,943
*	CommScope Holding Co. Inc.	238,221	5,439
	Science Applications International Corp.	92,600	4,586
*	Ciena Corp.	209,600	4,068
*	Flextronics International Ltd.	363,000	4,058
	Linear Technology Corp.	82,900	3,780
*	Cimpress NV	50,000	3,742
	EarthLink Holdings Corp.	847,200	3,719
*	Blackhawk Network Holdings Inc. Class B	78,836	2,971
*	VASCO Data Security International Inc.	102,200	2,883
*	Sanmina Corp.	122,200	2,875
*	Sapient Corp.	110,800	2,757
*	Blackhawk Network Holdings Inc.	69,500	2,697
*	CACI International Inc. Class A	22,900	1,974
*	Spansion Inc. Class A	53,500	1,831
*	Global Cash Access Holdings Inc.	240,300	1,718
	Diebold Inc.	48,300	1,673
*	OmniVision Technologies Inc.	60,900	1,583
*	Angie's List Inc.	238,600	1,486
*	iGATE Corp.	35,500	1,402
*	Sykes Enterprises Inc.	58,300	1,368
*	Amkor Technology Inc.	191,100	1,357
*	Itron Inc.	29,300	1,239
*	Progress Software Corp.	34,900	943
*	ePlus Inc.	11,900	901
*	Quantum Corp.	487,000	857
	Blackbaud Inc.	19,200	831
*	Fabrinet	45,500	807
*	Fairchild Semiconductor International Inc. Class A	44,100	744
*	Rambus Inc.	39,000	433
	CSG Systems International Inc.	14,700	369
*	TeleTech Holdings Inc.	11,600	275
	PC Connection Inc.	7,700	189
			913,682

Materials (5.5%)
CF Industries Holdings Inc.	200,100	54,535
Ball Corp.	573,700	39,109
Alcoa Inc.	2,311,683	36,501
Avery Dennison Corp.	570,100	29,577
United States Steel Corp.	956,500	25,577
Eastman Chemical Co.	262,486	19,912
Cytec Industries Inc.	354,000	16,344
* Stillwater Mining Co.	950,600	14,012
* Berry Plastics Group Inc.	349,289	11,020
* Century Aluminum Co.	431,100	10,519
* Graphic Packaging Holding Co.	636,819	8,673
NewMarket Corp.	19,922	8,039
Olin Corp.	322,200	7,336
Neenah Paper Inc.	117,200	7,064
Valspar Corp.	52,100	4,506
International Flavors & Fragrances Inc.	36,600	3,710
Celanese Corp. Class A	60,000	3,598
* Ferro Corp.	242,000	3,136
* Calgon Carbon Corp.	129,200	2,685
Sonoco Products Co.	46,700	2,041
Worthington Industries Inc.	67,200	2,022
Huntsman Corp.	87,000	1,982
Bemis Co. Inc.	35,900	1,623
Schnitzer Steel Industries Inc.	48,200	1,087
* Mercer International Inc.	83,100	1,021
Innophos Holdings Inc.	9,600	561
* Advanced Emissions Solutions Inc.	18,900	431
United States Lime & Minerals Inc.	1,600	117
		316,738
Telecommunication Services (1.0%)
Frontier Communications Corp.	4,651,600	31,026
* Level 3 Communications Inc.	404,800	19,989
Inteliquent Inc.	96,700	1,898
Atlantic Tele-Network Inc.	14,500	980
* Cincinnati Bell Inc.	300,700	959
* General Communication Inc. Class A	52,700	725
		55,577
Utilities (4.9%)
Ameren Corp.	1,140,200	52,597
Entergy Corp.	472,300	41,317
AES Corp.	2,198,800	30,278
Portland General Electric Co.	735,400	27,820
UGI Corp.	557,350	21,168
Vectren Corp.	434,400	20,082
AGL Resources Inc.	276,900	15,094
New Jersey Resources Corp.	240,800	14,737
PNM Resources Inc.	387,735	11,489
WGL Holdings Inc.	146,500	8,002
DTE Energy Co.	88,250	7,622
Pinnacle West Capital Corp.	101,900	6,961
CenterPoint Energy Inc.	252,400	5,914
Great Plains Energy Inc.	152,000	4,318
American States Water Co.	101,000	3,804
Westar Energy Inc. Class A	84,700	3,493
Atmos Energy Corp.	51,700	2,882

	Avista Corp.			72,000	2,545
	IDACORP Inc.			22,600	1,496
	Unitil Corp.			24,500	898
	Northwest Natural Gas Co.			15,400	768
	California Water Service Group			11,900	293
	Connecticut Water Service Inc.			5,200	189
					283,767
Total Common Stocks (Cost $4,571,530)					5,755,323
		Coupon
Temporary Cash Investments (2.0%)[1]
Money Market Fund (2.0%)
[2,3] Vanguard Market Liquidity Fund		0.126%		114,659,790	114,660

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes		0.170%	6/17/15	1,500	1,499
6	Federal Home Loan Bank Discount Notes	0.120%	3/18/15	1,000	999
4	Freddie Mac Discount Notes	0.090%	1/22/15	100	100
					2,598
Total Temporary Cash Investments (Cost $117,258)					117,258
Total Investments (101.6%) (Cost $4,688,788)					5,872,581
Other Assets and Liabilities-Net (-1.6%)[3]					(91,189)
Net Assets (100%)					5,781,392

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $62,880,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $66,195,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $1,500,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Strategic Equity Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,755,323	—	—
Temporary Cash Investments	114,660	2,598	—
Futures Contracts—Assets[1]	65	—	—
Futures Contracts—Liabilities[1]	(345)	—	—
Total	5,869,703	2,598	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
	Expiration	Number of Long (Short) Contracts	Aggregate Settlement Value Long (Short)	Unrealized Appreciation (Depreciation)
Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2015	86	12,458	58

Strategic Equity Fund

E-mini Russell 2000 Index	March 2015	103	12,367	213
271

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2014, the cost of investment securities for tax purposes was $4,688,888,000. Net unrealized appreciation of investment securities for tax purposes was $1,183,693,000, consisting of unrealized gains of $1,316,497,000 on securities that had risen in value since their purchase and $132,804,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Equity Fund

Schedule of Investments
As of December 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (96.5%)[1]
International (50.0%)
Argentina (0.1%)
^ Arcos Dorados Holdings Inc. Class A	513,147	2,776

Australia (1.4%)
Commonwealth Bank of Australia	377,707	26,243
Brambles Ltd.	1,526,550	13,150
Caltex Australia Ltd.	130,799	3,629
Australia & New Zealand Banking Group Ltd.	87,214	2,269
* Alumina Ltd.	1,540,338	2,225
Coca-Cola Amatil Ltd.	260,146	1,964
Amcor Ltd.	178,421	1,963
Fairfax Media Ltd.	2,148,316	1,524
* BlueScope Steel Ltd.	318,425	1,441
Toll Holdings Ltd.	233,746	1,113
BHP Billiton Ltd.	45,478	1,075
Orica Ltd.	64,117	983
Iluka Resources Ltd.	154,601	743
Transpacific Industries Group Ltd.	1,015,157	712
SAI Global Ltd.	214,505	699
DuluxGroup Ltd.	106,269	500
Sigma Pharmaceuticals Ltd.	771,090	463
Santos Ltd.	62,385	417
Goodman Fielder Ltd.	776,965	405
ALS Ltd.	80,191	347
Ansell Ltd.	17,029	312
Metcash Ltd.	184,753	278
Orora Ltd.	134,459	212
Premier Investments Ltd.	13,328	107
		62,774
Austria (0.1%)
Oesterreichische Post AG	25,172	1,228
Wienerberger AG	75,274	1,035
ANDRITZ AG	13,452	740
OMV AG	9,426	250
		3,253
Belgium (0.1%)
Anheuser-Busch InBev NV	39,383	4,432

Brazil (0.9%)
Banco do Brasil SA	911,200	8,211
BM&FBovespa SA	1,834,600	6,825
Cia Brasileira de Distribuicao ADR	169,143	6,229
Cia Energetica de Minas Gerais ADR	638,962	3,176
EDP - Energias do Brasil SA	761,400	2,557
MRV Engenharia e Participacoes SA	832,800	2,365
TOTVS SA	157,400	2,070
Cia Paranaense de Energia ADR	149,600	1,970
* B2W Cia Digital	178,881	1,523

Alpargatas SA Preference Shares	524,300	1,435
Vale SA Preference Shares	192,400	1,389
Cia Energetica de Minas Gerais Preference Shares	227,923	1,133
Grupo BTG Pactual	75,800	801
LPS Brasil Consultoria de Imoveis SA	301,700	735
* Brasil Pharma SA	534,956	521
* Via Varejo SA	48,100	374
* Brasil Pharma S.A. Warrants Exp. 6/17/2016	55,314	2
		41,316
Canada (3.9%)
Magna International Inc.	261,700	28,357
Bank of Montreal	385,700	27,283
Toronto-Dominion Bank	533,100	25,471
Canadian Imperial Bank of Commerce	287,100	24,672
Royal Bank of Canada	290,000	20,029
Fairfax Financial Holdings Ltd.	29,785	15,607
Canadian Natural Resources Ltd.	327,983	10,141
^ Ritchie Bros Auctioneers Inc.	343,596	9,239
Rogers Communications Inc. Class B	179,247	6,969
Brookfield Asset Management Inc. Class A	87,711	4,395
BCE Inc.	47,293	2,169
National Bank of Canada	26,200	1,115
Shaw Communications Inc. Class B	18,600	502
Linamar Corp.	5,400	330
		176,279
Chile (0.2%)
Enersis SA ADR	350,783	5,623
Cia Cervecerias Unidas SA	228,384	2,165
* Quinenco SA	899,390	1,927
Sociedad Quimica y Minera de Chile SA ADR	29,992	716
		10,431
China (2.3%)
* Baidu Inc. ADR	116,038	26,453
China Mobile Ltd.	2,074,000	24,292
China Resources Enterprise Ltd.	5,600,994	11,701
Mindray Medical International Ltd. ADR	434,993	11,484
Tsingtao Brewery Co. Ltd.	1,332,000	8,984
* Alibaba Group Holding Ltd. ADR	73,932	7,685
Shandong Weigao Group Medical Polymer Co. Ltd.	6,696,000	5,383
China Mengniu Dairy Co. Ltd.	485,000	1,997
* Li Ning Co. Ltd.	2,684,000	1,306
Ajisen China Holdings Ltd.	1,575,000	1,197
Wumart Stores Inc.	1,130,000	965
Daphne International Holdings Ltd.	1,914,000	697
Yingde Gases Group Co. Ltd.	978,500	684
Shui On Land Ltd.	2,255,000	530
TravelSky Technology Ltd.	450,000	485
Goodbaby International Holdings Ltd.	1,352,000	470
		104,313

Colombia (0.0%)
Bancolombia SA ADR	27,700	1,326

Cyprus (0.0%)
Globaltrans Investment plc GDR	30,863	155

Czech Republic (0.0%)
CEZ AS	36,450	936
Komercni banka as	3,521	725
		1,661
Denmark (1.0%)
Carlsberg A/S Class B	168,885	12,970
* Jyske Bank A/S	150,537	7,609
Coloplast A/S Class B	88,832	7,434
* Vestas Wind Systems A/S	149,190	5,418
Novo Nordisk A/S Class B	77,621	3,284
GN Store Nord A/S	126,155	2,756
* William Demant Holding A/S	27,055	2,051
* Topdanmark A/S	24,364	791
Danske Bank A/S	19,671	532
		42,845
Finland (0.4%)
Sampo Oyj Class A	140,030	6,555
Tikkurila Oyj	244,867	4,277
Neste Oil Oyj	68,847	1,677
Metso Oyj	48,876	1,463
Wartsila OYJ Abp	20,401	913
UPM-Kymmene Oyj	39,864	653
Tieto Oyj	18,385	477
Cargotec Oyj Class B	9,591	294
* Outokumpu Oyj	6,073	35
		16,344
France (1.0%)
Air Liquide SA	111,844	13,840
Legrand SA	114,377	6,000
L'Oreal SA	35,648	5,966
BNP Paribas SA	57,206	3,377
Groupe Eurotunnel SA	150,504	1,943
AXA SA	77,368	1,783
Airbus Group NV	32,231	1,593
Eurofins Scientific SE	5,930	1,514
^,* Air France-KLM	143,433	1,374
Neopost SA	22,621	1,284
Edenred	44,550	1,232
Sanofi	12,541	1,143
ArcelorMittal	103,842	1,138
Total SA	17,119	877
Thales SA	14,295	773
Vicat	8,494	610
Vallourec SA	20,546	557
Carrefour SA	16,284	496
Imerys SA	4,896	360
Technip SA	5,199	310
		46,170
Germany (1.7%)
Merck KGaA	163,301	15,368

SAP SE	187,407	13,086
Deutsche Boerse AG	133,636	9,496
* QIAGEN NV	315,500	7,402
Fresenius Medical Care AG & Co. KGaA	66,775	4,984
BASF SE	45,930	3,853
Volkswagen AG Preference Shares	16,014	3,559
Bayerische Motoren Werke AG	32,685	3,527
Deutsche Telekom AG	185,933	2,975
* TUI AG	139,386	2,240
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,392	1,671
Rhoen Klinikum AG	41,107	1,152
E.ON SE	66,513	1,137
Symrise AG	18,168	1,095
Hannover Rueck SE	11,193	1,010
CTS Eventim AG & Co. KGaA	34,113	1,005
TUI AG	48,930	811
Fielmann AG	8,715	595
GEA Group AG	13,210	581
Brenntag AG	9,155	512
Axel Springer SE	7,200	434
HOCHTIEF AG	6,117	432
adidas AG	5,895	409
Gerresheimer AG	4,827	263
		77,597
Hong Kong (1.2%)
AIA Group Ltd.	4,109,200	22,664
Jardine Matheson Holdings Ltd.	250,400	15,216
Hutchison Whampoa Ltd.	428,000	4,893
HSBC Holdings plc	344,400	3,275
Esprit Holdings Ltd.	2,623,914	3,130
First Pacific Co. Ltd.	1,821,250	1,799
Hongkong & Shanghai Hotels	981,200	1,453
Television Broadcasts Ltd.	181,000	1,053
SmarTone Telecommunications Holdings Ltd.	299,694	502
Texwinca Holdings Ltd.	178,823	154
New World Development Co. Ltd.	104,000	119
		54,258
India (1.2%)
* ICICI Bank Ltd.	3,093,295	17,214
Tata Motors Ltd.	1,829,858	14,314
HCL Technologies Ltd.	520,228	13,138
CESC Ltd.	257,075	2,721
Bank of Baroda	136,720	2,335
Tata Motors Ltd. ADR	49,109	2,076
* Axis Bank Ltd.	230,401	1,824
Bharti Airtel Ltd.	295,460	1,643
Infosys Ltd. ADR	15,122	476
		55,741
Indonesia (0.1%)
Bank Negara Indonesia Persero Tbk PT	5,807,227	2,845
Telekomunikasi Indonesia Persero Tbk PT ADR	38,107	1,724
Telekomunikasi Indonesia Persero Tbk PT	3,319,600	763
XL Axiata Tbk PT	1,076,500	422
		5,754
Ireland (1.5%)
* Ryanair Holdings plc ADR	458,230	32,658

*	Bank of Ireland	48,753,773	18,297
	CRH plc	494,977	11,869
	Paddy Power plc	26,110	2,174
	Irish Continental Group plc	183,526	722
*	Independent News & Media plc	582,082	95
*	Irish Bank Resolution Corp. Ltd.	122,273	—
			65,815
Israel (0.3%)
	Teva Pharmaceutical Industries Ltd. ADR	210,867	12,127

Italy (0.7%)
*	Fiat Chrysler Automobiles NV	1,066,568	12,393
^,* Piaggio & C SPA		1,777,204	5,136
	Luxottica Group SPA ADR	69,634	3,793
	CNH Industrial NV	230,676	1,867
	EXOR SPA	35,006	1,436
*	Saipem SPA	132,608	1,390
	UniCredit SPA	185,240	1,187
	Luxottica Group SPA	17,106	938
	Intesa Sanpaolo SPA (Registered)	243,570	707
	Davide Campari-Milano SPA	59,070	369
			29,216
Japan (7.9%)
	Nippon Telegraph & Telephone Corp.	537,400	27,452
	Daito Trust Construction Co. Ltd.	204,500	23,198
	Inpex Corp.	1,517,200	16,891
	Tokyo Electron Ltd.	195,200	14,802
	SMC Corp.	52,700	13,819
	THK Co. Ltd.	562,000	13,506
*	Olympus Corp.	328,400	11,504
	Daiwa House Industry Co. Ltd.	526,700	9,950
	MS&AD Insurance Group Holdings Inc.	418,200	9,911
	Rohm Co. Ltd.	160,900	9,695
	Toyota Motor Corp.	141,500	8,818
	Secom Co. Ltd.	149,500	8,589
	Hitachi Ltd.	1,058,000	7,809
	FUJIFILM Holdings Corp.	253,700	7,741
	Kao Corp.	192,800	7,603
	Sumitomo Mitsui Financial Group Inc.	209,500	7,574
	CyberAgent Inc.	186,400	6,988
	Japan Exchange Group Inc.	286,500	6,679
	Dai-ichi Life Insurance Co. Ltd.	410,800	6,236
	Seven & i Holdings Co. Ltd.	170,500	6,133
	Mitsubishi UFJ Financial Group Inc.	1,015,700	5,581
	East Japan Railway Co.	70,200	5,291
	NTT Data Corp.	130,700	4,869
	Sumitomo Chemical Co. Ltd.	1,219,000	4,799
	Fujitsu Ltd.	801,000	4,271
	JFE Holdings Inc.	191,300	4,266
	USS Co. Ltd.	273,500	4,202
	West Japan Railway Co.	88,100	4,165
	Resona Holdings Inc.	810,700	4,095
	Obayashi Corp.	616,000	3,971
	Mitsubishi Estate Co. Ltd.	180,000	3,793
	Yamato Holdings Co. Ltd.	177,200	3,509
	Toyota Industries Corp.	67,900	3,480

Otsuka Holdings Co. Ltd.	115,500	3,463
Mizuho Financial Group Inc.	2,036,000	3,413
Mitsubishi Heavy Industries Ltd.	611,000	3,372
Isetan Mitsukoshi Holdings Ltd.	266,400	3,296
^ Kirin Holdings Co. Ltd.	262,200	3,258
Mitsubishi Corp.	177,200	3,243
Alfresa Holdings Corp.	242,600	2,930
Sumitomo Electric Industries Ltd.	222,100	2,774
Sekisui House Ltd.	195,200	2,568
Dentsu Inc.	60,400	2,539
Toyo Suisan Kaisha Ltd.	78,400	2,524
Central Japan Railway Co.	16,600	2,488
Bandai Namco Holdings Inc.	116,550	2,468
NH Foods Ltd.	106,000	2,319
Marui Group Co. Ltd.	254,600	2,296
Astellas Pharma Inc.	160,100	2,229
Sompo Japan Nipponkoa Holdings Inc.	85,600	2,153
Nintendo Co. Ltd.	19,800	2,066
Tohoku Electric Power Co. Inc.	174,600	2,032
Japan Tobacco Inc.	73,700	2,028
Toyo Seikan Group Holdings Ltd.	159,600	1,982
Mitsubishi Logistics Corp.	116,000	1,687
LIXIL Group Corp.	75,800	1,595
Tokyo Gas Co. Ltd.	291,000	1,570
Shiseido Co. Ltd.	106,900	1,499
Chiba Bank Ltd.	227,000	1,488
Shimizu Corp.	193,000	1,311
Azbil Corp.	53,200	1,226
Sumitomo Forestry Co. Ltd.	124,600	1,219
Bank of Yokohama Ltd.	215,000	1,168
Onward Holdings Co. Ltd.	191,000	1,148
Sega Sammy Holdings Inc.	80,100	1,025
* Nippon Suisan Kaisha Ltd.	319,300	993
Yamada Denki Co. Ltd.	277,100	930
Hitachi Metals Ltd.	50,000	850
Kinden Corp.	79,000	798
SKY Perfect JSAT Holdings Inc.	119,200	703
Japan Airlines Co. Ltd.	19,100	566
Asahi Kasei Corp.	61,000	556
Konaka Co. Ltd.	27,400	142
Yellow Hat Ltd.	5,000	102
		357,207
Luxembourg (0.0%)
O'Key Group SA GDR	168,929	745

Malaysia (0.2%)
Tenaga Nasional Bhd.	1,789,400	7,048
AirAsia Bhd.	2,935,100	2,278
DiGi.Com Bhd.	167,500	295
		9,621
Mexico (0.8%)
America Movil SAB de CV ADR	1,108,412	24,585
America Movil SAB de CV	5,852,249	6,505
* Grupo Comercial Chedraui SA de CV	794,600	2,278
		33,368

Netherlands (0.8%)
Unilever NV	466,846	18,262
Heineken NV	65,775	4,671
Boskalis Westminster NV	58,662	3,209
Koninklijke Philips NV	73,939	2,143
Koninklijke Ahold NV	119,467	2,123
Koninklijke KPN NV	557,245	1,760
Akzo Nobel NV	21,829	1,510
ASML Holding NV	7,965	861
Koninklijke Vopak NV	10,474	543
Randstad Holding NV	9,610	462
		35,544
New Zealand (0.1%)
Spark New Zealand Ltd.	820,843	1,990
PGG Wrightson Ltd.	51,996	19
		2,009
Norway (1.1%)
Statoil ASA	1,125,341	19,814
Schibsted ASA	304,802	19,330
Norsk Hydro ASA	1,284,833	7,237
DNB ASA	154,552	2,280
		48,661
Other (0.3%)
2 Vanguard FTSE Emerging Markets ETF	344,810	13,799

Peru (0.0%)
Cia de Minas Buenaventura SAA ADR	113,667	1,087

Philippines (0.1%)
Energy Development Corp.	13,906,900	2,529
Lopez Holdings Corp.	9,081,649	1,353
		3,882
Poland (0.1%)
PGE Polska Grupa Energetyczna SA	787,654	4,165
Tauron Polska Energia SA	215,055	304
Energa SA	22,815	148
		4,617
Russia (0.2%)
Sberbank of Russia ADR	1,267,518	5,121
Lukoil OAO ADR	32,350	1,280
LSR Group GDR	38,340	59
		6,460
Singapore (0.7%)
DBS Group Holdings Ltd.	1,747,000	27,046
Great Eastern Holdings Ltd.	198,000	3,577
Oversea-Chinese Banking Corp. Ltd.	173,000	1,361
GuocoLeisure Ltd.	1,063,000	715
United Industrial Corp. Ltd.	145,000	367
		33,066
South Africa (1.2%)
Naspers Ltd.	357,757	46,278
Standard Bank Group Ltd.	185,211	2,283
Old Mutual plc	635,421	1,894
MTN Group Ltd.	82,750	1,574
Anglo American plc Ordinary Shares	57,717	1,069

FirstRand Ltd.	238,949	1,039
* Telkom SA SOC Ltd.	57,032	343
Liberty Holdings Ltd.	26,883	285
* African Bank Investments Ltd.	2,597,627	69
		54,834
South Korea (2.8%)
Samsung Electronics Co. Ltd.	31,377	37,723
Samsung Electronics Co. Ltd. GDR	38,400	23,050
* SK Hynix Inc.	493,770	21,102
Kia Motors Corp.	195,066	9,269
SK Holdings Co. Ltd.	53,470	7,936
* LG Display Co. Ltd.	199,021	6,036
Shinhan Financial Group Co. Ltd.	101,300	4,072
Lotte Shopping Co. Ltd.	13,946	3,449
Hyundai Motor Co.	22,138	3,382
Hana Financial Group Inc.	111,018	3,215
LG Uplus Corp.	168,310	1,755
Kolon Industries Inc.	37,635	1,651
KB Financial Group Inc.	50,185	1,641
S-1 Corp.	25,222	1,627
KT Corp.	22,005	622
Korea Electric Power Corp.	9,792	377
		126,907
Spain (0.4%)
Distribuidora Internacional de Alimentacion SA	1,526,419	10,343
* Banco Santander SA	316,226	2,654
Viscofan SA	34,721	1,842
* Acerinox SA	110,297	1,664
* Mediaset Espana Comunicacion SA	100,840	1,268
* Acciona SA	15,793	1,066
Telefonica SA	38,658	555
		19,392
Sweden (1.6%)
Svenska Handelsbanken AB Class A	599,305	28,040
Atlas Copco AB Class B	643,517	16,473
Volvo AB Class B	773,375	8,340
Assa Abloy AB Class B	116,233	6,139
Swedish Match AB	124,464	3,900
Electrolux AB Class B	114,235	3,338
Telefonaktiebolaget LM Ericsson Class B	184,490	2,234
Nordea Bank AB	108,692	1,258
Modern Times Group MTG AB Class B	34,343	1,089
Millicom International Cellular SA	12,317	913
* Swedish Orphan Biovitrum AB	28,734	292
Oriflame Cosmetics SA	6,251	86
		72,102
Switzerland (3.3%)
Nestle SA	631,007	46,001
Roche Holding AG	141,276	38,277
Schindler Holding AG	112,312	16,214
Cie Financiere Richemont SA	174,610	15,481
Novartis AG	153,963	14,279
Geberit AG	27,533	9,314
Adecco SA	32,499	2,234
* UBS Group AG	115,888	1,992
Sonova Holding AG	8,697	1,278

Logitech International SA	91,351	1,238
Helvetia Holding AG	939	446
ABB Ltd.	16,870	357
		147,111
Taiwan (2.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,879,894	42,072
Hon Hai Precision Industry Co. Ltd.	9,808,760	27,087
Fubon Financial Holding Co. Ltd.	13,957,279	22,216
United Microelectronics Corp.	19,630,000	9,112
Yungtay Engineering Co. Ltd.	1,561,000	3,903
Taiwan Semiconductor Manufacturing Co. Ltd.	848,577	3,738
Delta Electronics Inc.	271,000	1,602
		109,730
Thailand (0.1%)
Bangkok Bank PCL (Foreign)	403,000	2,394
Thanachart Capital PCL	2,386,900	2,241
Krung Thai Bank PCL (Foreign)	1,621,500	1,089
		5,724
Turkey (0.2%)
Turkiye Garanti Bankasi AS	984,532	3,955
Tupras Turkiye Petrol Rafinerileri AS	67,768	1,603
KOC Holding AS	200,544	1,061
		6,619
United Arab Emirates (0.1%)
Dragon Oil plc	660,747	5,535

United Kingdom (7.5%)
Prudential plc	2,027,915	46,884
Royal Dutch Shell plc Class A	1,021,881	34,059
Reckitt Benckiser Group plc	288,676	23,381
Wolseley plc	354,461	20,265
Bunzl plc	629,523	17,209
Rolls-Royce Holdings plc	1,244,494	16,718
Coca-Cola HBC AG	543,459	10,347
British American Tobacco plc	185,933	10,076
WPP plc	471,932	9,812
Hays plc	4,309,788	9,697
BP plc ADR	231,466	8,824
* Compass Group plc	325,762	5,568
BP plc	855,234	5,429
Capita plc	286,102	4,797
Intertek Group plc	123,602	4,473
Aggreko plc	190,176	4,435
Unilever plc	108,348	4,402
* Lloyds Banking Group plc	3,685,774	4,335
Rightmove plc	121,859	4,250
ITV plc	1,231,494	4,108
Diageo plc	133,069	3,812
Jupiter Fund Management plc	658,128	3,716
Barclays plc	943,892	3,548
Provident Financial plc	91,446	3,491
Reed Elsevier plc	197,512	3,374
G4S plc	706,372	3,047
Tullow Oil plc	466,581	3,007
BAE Systems plc	409,855	2,997
Royal Dutch Shell plc Class B	73,410	2,536

3 Merlin Entertainments plc	407,482	2,521
3i Group plc	354,329	2,471
Carnival plc	52,734	2,384
Experian plc	129,344	2,180
International Personal Finance plc	312,617	2,172
Rio Tinto plc	45,892	2,116
ICAP plc	297,184	2,081
DCC plc	37,722	2,077
Stagecoach Group plc	347,416	1,993
Betfair Group plc	80,998	1,978
BHP Billiton plc	92,213	1,976
Daily Mail & General Trust plc	148,800	1,902
HomeServe plc	361,380	1,893
* Thomas Cook Group plc	954,345	1,889
Admiral Group plc	90,486	1,856
Glencore plc	400,804	1,850
Spectris plc	52,747	1,723
IG Group Holdings plc	150,969	1,687
Vodafone Group plc	459,666	1,576
WH Smith plc	75,263	1,574
Rexam plc	219,505	1,545
Standard Chartered plc	97,315	1,455
Smiths Group plc	76,247	1,297
Cable & Wireless Communications plc	1,522,887	1,171
Moneysupermarket.com Group plc	316,741	1,146
Informa plc	155,047	1,132
Inchcape plc	99,922	1,123
Serco Group plc	376,098	938
Sky plc	65,281	911
Devro plc	185,816	878
Barratt Developments plc	93,789	683
* Indivior plc	288,676	672
Smith & Nephew plc	36,575	660
Amec Foster Wheeler plc	49,921	659
Berendsen plc	38,445	657
Tesco plc	213,245	622
Close Brothers Group plc	21,682	501
Millennium & Copthorne Hotels plc	54,531	500
Michael Page International plc	72,495	462
Northgate plc	47,476	450
GlaxoSmithKline plc	18,979	407
IMI plc	20,621	403
National Express Group plc	92,290	355
GVC Holdings plc	46,142	347
Centrica plc	73,549	319
Petrofac Ltd.	18,152	198
* Connaught plc	103,081	—
		337,987

Total International		2,250,589
United States (46.5%)
Consumer Discretionary (6.5%)
Royal Caribbean Cruises Ltd.	694,786	57,271
* Amazon.com Inc.	83,141	25,803
Harley-Davidson Inc.	349,167	23,014
* CarMax Inc.	336,884	22,430

	Dillard's Inc. Class A	162,762	20,375
	McDonald's Corp.	190,012	17,804
	Time Warner Inc.	180,635	15,430
	Cablevision Systems Corp. Class A	696,422	14,374
	Omnicom Group Inc.	177,942	13,785
*	Murphy USA Inc.	180,820	12,451
*	Tesla Motors Inc.	54,373	12,093
*	DIRECTV	131,765	11,424
*	TripAdvisor Inc.	137,243	10,247
*	Skechers U.S.A. Inc. Class A	96,752	5,346
	PetSmart Inc.	55,430	4,506
*	News Corp. Class A	221,590	3,477
	Big Lots Inc.	77,662	3,108
	CBS Corp. Class B	52,085	2,882
	Rent-A-Center Inc.	67,856	2,464
*	Deckers Outdoor Corp.	26,623	2,424
	Cracker Barrel Old Country Store Inc.	14,104	1,985
	Foot Locker Inc.	32,773	1,841
	GameStop Corp. Class A	46,418	1,569
	AMC Entertainment Holdings Inc.	37,475	981
	Best Buy Co. Inc.	15,494	604
*	Nautilus Inc.	29,984	455
	Time Inc.	17,091	421
*	Denny's Corp.	38,048	392
	Cato Corp. Class A	8,745	369
	Ruth's Hospitality Group Inc.	23,318	350
	New Media Investment Group Inc.	14,542	344
*	Citi Trends Inc.	13,254	335
*	Outerwall Inc.	4,285	322
*	Unifi Inc.	10,209	303
*	Build-A-Bear Workshop Inc.	2,100	42
	CST Brands Inc.	300	13
*	TravelCenters of America LLC	900	11
*	Zumiez Inc.	205	8
	Ethan Allen Interiors Inc.	200	6
*	Ruby Tuesday Inc.	614	4
*	Sun-Times Media Group Inc. Class A	130,959	—
			291,063
Consumer Staples (4.4%)
	Colgate-Palmolive Co.	459,449	31,789
	Procter & Gamble Co.	279,073	25,421
	Coca-Cola Co.	542,742	22,915
	Tyson Foods Inc. Class A	540,939	21,686
^,* Pilgrim's Pride Corp.		577,852	18,948
	Archer-Daniels-Midland Co.	357,365	18,583
	Kroger Co.	235,906	15,148
	Dr Pepper Snapple Group Inc.	132,202	9,476
	JM Smucker Co.	76,202	7,695
	Costco Wholesale Corp.	46,950	6,655
	Cal-Maine Foods Inc.	113,310	4,422
	Andersons Inc.	70,120	3,726
	Sanderson Farms Inc.	43,996	3,697
	Bunge Ltd.	27,013	2,456
*	Pantry Inc.	27,035	1,002
*	Harbinger Group Inc.	61,209	867
*	Omega Protein Corp.	52,359	553
*	Medifast Inc.	16,191	543

	Ingredion Inc.	6,093	517
			196,099
Energy (1.5%)
	EOG Resources Inc.	213,558	19,662
^,* Ultra Petroleum Corp.		722,895	9,513
	Superior Energy Services Inc.	368,011	7,415
	PBF Energy Inc. Class A	225,623	6,011
	Tesoro Corp.	75,634	5,623
	National Oilwell Varco Inc.	75,643	4,957
	Green Plains Inc.	97,410	2,414
	Noble Corp. plc	99,516	1,649
*	Atwood Oceanics Inc.	55,615	1,578
	Alon USA Energy Inc.	121,759	1,543
*	REX American Resources Corp.	20,076	1,244
*	Basic Energy Services Inc.	153,201	1,074
	Paragon Offshore plc	383,580	1,063
*	Unit Corp.	31,062	1,059
*	Pioneer Energy Services Corp.	158,611	879
*	Cloud Peak Energy Inc.	70,268	645
*	Renewable Energy Group Inc.	61,950	602
	Delek US Holdings Inc.	20,011	546
*	Enbridge Energy Management LLC	9,129	354
*	Newpark Resources Inc.	24,541	234
*	Forest Oil Corp.	161,134	36
			68,101
Financials (10.5%)
	Wells Fargo & Co.	908,097	49,782
*	Berkshire Hathaway Inc. Class B	222,532	33,413
	M&T Bank Corp.	238,609	29,974
	TD Ameritrade Holding Corp.	806,950	28,873
*	Markel Corp.	39,897	27,243
	JPMorgan Chase & Co.	428,073	26,789
	Moody's Corp.	273,921	26,244
	Travelers Cos. Inc.	241,944	25,610
	First Republic Bank	432,147	22,523
	American Express Co.	221,428	20,602
	US Bancorp	454,526	20,431
	Voya Financial Inc.	401,992	17,036
	Chubb Corp.	159,385	16,491
	Franklin Resources Inc.	282,549	15,645
*	Alleghany Corp.	29,346	13,602
	Aflac Inc.	205,624	12,562
	Loews Corp.	291,645	12,255
	Leucadia National Corp.	332,500	7,455
	CYS Investments Inc.	837,289	7,301
*	Howard Hughes Corp.	53,000	6,912
*	PHH Corp.	264,222	6,331
	American Equity Investment Life Holding Co.	201,316	5,876
*	St. Joe Co.	228,165	4,196
	Aspen Insurance Holdings Ltd.	92,159	4,034
	Goldman Sachs Group Inc.	20,190	3,913
	RenaissanceRe Holdings Ltd.	35,153	3,418
	Citigroup Inc.	57,023	3,085
*	Piper Jaffray Cos.	51,456	2,989
	PartnerRe Ltd.	23,619	2,696
	Endurance Specialty Holdings Ltd.	34,458	2,062

	Assurant Inc.	28,288	1,936
	Solar Capital Ltd.	91,845	1,654
	Axis Capital Holdings Ltd.	31,890	1,629
	WR Berkley Corp.	30,788	1,578
	American Capital Mortgage Investment Corp.	81,494	1,535
	Financial Engines Inc.	35,866	1,311
	United Community Banks Inc.	66,882	1,267
	Fidelity & Guaranty Life	40,198	976
	Apollo Residential Mortgage Inc.	43,347	684
	RE/MAX Holdings Inc.	9,987	342
*	Springleaf Holdings Inc.	12,475	451
*	Ally Financial Inc.	15,044	355
	Central Pacific Financial Corp.	15,635	336
	CIT Group Inc.	6,128	293
	AG Mortgage Investment Trust Inc.	15,705	292
	Calamos Asset Management Inc. Class A	17,710	236
*	FBR & Co.	9,380	231
			474,449
Health Care (6.4%)
*	Anthem Inc.	331,660	41,680
	Johnson & Johnson	247,669	25,899
*	United Therapeutics Corp.	185,971	24,081
*	Waters Corp.	207,710	23,413
*	Centene Corp.	150,528	15,632
^,* Myriad Genetics Inc.		447,318	15,236
	Baxter International Inc.	182,778	13,396
*	Health Net Inc.	248,673	13,312
*	Charles River Laboratories International Inc.	179,055	11,395
	Pfizer Inc.	353,236	11,003
	Abbott Laboratories	240,085	10,809
*	PAREXEL International Corp.	180,355	10,021
	PDL BioPharma Inc.	1,097,958	8,465
*	Seattle Genetics Inc.	215,000	6,908
	Select Medical Holdings Corp.	366,186	5,273
*	Quintiles Transnational Holdings Inc.	83,134	4,894
*	Hospira Inc.	74,557	4,567
*	Intuitive Surgical Inc.	8,519	4,506
	HealthSouth Corp.	111,421	4,285
*	Varian Medical Systems Inc.	48,132	4,164
*	Magellan Health Inc.	68,379	4,105
*	Halyard Health Inc.	74,045	3,367
*	LifePoint Hospitals Inc.	36,300	2,610
	ResMed Inc.	40,084	2,247
*	Emergent Biosolutions Inc.	73,935	2,013
*	Prestige Brands Holdings Inc.	55,184	1,916
	Aetna Inc.	19,836	1,762
*	Premier Inc. Class A	51,152	1,715
*	Molina Healthcare Inc.	30,330	1,624
*	Depomed Inc.	97,391	1,569
*	Repligen Corp.	50,286	996
*	Natus Medical Inc.	25,305	912
*	Affymetrix Inc.	91,726	905
*	Sagent Pharmaceuticals Inc.	34,545	867
*	Cambrex Corp.	32,835	710
*	Triple-S Management Corp. Class B	28,538	682
	Cigna Corp.	5,339	549
*	Addus HomeCare Corp.	18,449	448

*	Bio-Rad Laboratories Inc. Class A	3,781	456
*	Albany Molecular Research Inc.	21,810	355
*	ICU Medical Inc.	4,242	347
*	Luminex Corp.	16,842	316
*	Hyperion Therapeutics Inc.	8,015	192
*	Five Star Quality Care Inc.	40,229	167
*	Alliance HealthCare Services Inc.	6,889	145
*	Symmetry Surgical Inc.	8,121	63
	Phibro Animal Health Corp. Class A	200	6
			289,983
Industrials (4.1%)
	Alaska Air Group Inc.	444,619	26,570
	Northrop Grumman Corp.	178,210	26,266
	Southwest Airlines Co.	586,628	24,826
*	JetBlue Airways Corp.	1,338,381	21,227
	Lincoln Electric Holdings Inc.	213,507	14,751
^,* NOW Inc.		464,208	11,944
	3M Co.	72,479	11,910
	Emerson Electric Co.	130,232	8,039
	MSC Industrial Direct Co. Inc. Class A	72,714	5,908
	Greenbrier Cos. Inc.	109,416	5,879
*	Hawaiian Holdings Inc.	223,718	5,828
*	Clean Harbors Inc.	103,792	4,987
	Expeditors International of Washington Inc.	44,364	1,979
	Towers Watson & Co. Class A	17,441	1,974
	Argan Inc.	34,880	1,173
*	Engility Holdings Inc.	24,928	1,067
*	ACCO Brands Corp.	95,315	859
*	RPX Corp.	53,302	734
	AAR Corp.	23,533	654
*	Spirit AeroSystems Holdings Inc. Class A	13,539	583
	SkyWest Inc.	42,694	567
*	Vectrus Inc.	20,431	560
	Huntington Ingalls Industries Inc.	4,015	451
	Kimball International Inc. Class B	48,535	443
*	American Woodmark Corp.	10,504	425
*	Blount International Inc.	22,078	388
	Aircastle Ltd.	17,841	381
	Douglas Dynamics Inc.	17,198	369
*	CRA International Inc.	12,066	366
*	MYR Group Inc.	11,954	327
*	Ducommun Inc.	12,486	316
	UniFirst Corp.	2,592	315
	Standex International Corp.	3,968	307
*	Republic Airways Holdings Inc.	900	13
			182,386
Information Technology (11.2%)
*	eBay Inc.	543,763	30,516
	Computer Sciences Corp.	454,615	28,663
*	Google Inc. Class C	52,624	27,701
	FLIR Systems Inc.	794,163	25,659
	Oracle Corp.	502,382	22,592
	Visa Inc. Class A	69,754	18,290
	MasterCard Inc. Class A	209,303	18,034
	Intel Corp.	480,968	17,454
	Dolby Laboratories Inc. Class A	369,004	15,911

Linear Technology Corp.	345,022	15,733
QUALCOMM Inc.	192,100	14,279
Teradyne Inc.	719,162	14,232
Xerox Corp.	1,017,512	14,103
* Take-Two Interactive Software Inc.	488,966	13,706
Western Digital Corp.	120,983	13,393
Lexmark International Inc. Class A	316,365	13,056
Xilinx Inc.	296,575	12,839
Analog Devices Inc.	213,480	11,852
Microsoft Corp.	245,514	11,404
Seagate Technology plc	149,897	9,968
Jabil Circuit Inc.	443,716	9,686
* Facebook Inc. Class A	115,008	8,973
Texas Instruments Inc.	142,078	7,596
DST Systems Inc.	70,903	6,676
Convergys Corp.	318,184	6,481
* OmniVision Technologies Inc.	245,429	6,381
* Cirrus Logic Inc.	269,839	6,360
* Teradata Corp.	128,570	5,616
Vishay Intertechnology Inc.	395,933	5,602
* Google Inc. Class A	10,449	5,545
* Amkor Technology Inc.	719,237	5,107
Broadridge Financial Solutions Inc.	104,174	4,811
Booz Allen Hamilton Holding Corp.	177,125	4,699
* Tech Data Corp.	72,187	4,564
Altera Corp.	109,390	4,041
* Fairchild Semiconductor International Inc. Class A	234,374	3,956
* Twitter Inc.	104,690	3,755
Paychex Inc.	74,820	3,454
* Ingram Micro Inc.	124,522	3,442
* Euronet Worldwide Inc.	56,208	3,086
* Kulicke & Soffa Industries Inc.	207,401	2,999
Science Applications International Corp.	57,084	2,827
* Benchmark Electronics Inc.	107,978	2,747
ManTech International Corp. Class A	80,486	2,433
Accenture plc Class A	25,135	2,245
* Progress Software Corp.	78,974	2,134
Symantec Corp.	81,534	2,092
Automatic Data Processing Inc.	24,933	2,079
* Flextronics International Ltd.	165,403	1,849
CSG Systems International Inc.	72,359	1,814
MAXIMUS Inc.	32,536	1,784
* NeuStar Inc. Class A	60,664	1,686
Tessera Technologies Inc.	43,145	1,543
* EnerNOC Inc.	98,012	1,514
* Sykes Enterprises Inc.	54,007	1,268
* Insight Enterprises Inc.	43,008	1,114
Amdocs Ltd.	22,175	1,035
* Dice Holdings Inc.	90,578	907
* Global Cash Access Holdings Inc.	120,767	864
* Net 1 UEPS Technologies Inc.	60,242	687
* Lattice Semiconductor Corp.	88,525	610
* Magnachip Semiconductor Corp.	42,420	551
* Blackhawk Network Holdings Inc.	13,929	540
* VASCO Data Security International Inc.	18,078	510
* Sanmina Corp.	21,459	505
* ePlus Inc.	6,096	461

*	Photronics Inc.			54,881	456
*	Kimball Electronics Inc.			36,401	438
*	Aspen Technology Inc.			12,186	427
*	NetScout Systems Inc.			11,196	409
*	ExlService Holdings Inc.			13,715	394
*	United Online Inc.			25,472	371
*	Rogers Corp.			4,163	339
*	EchoStar Corp. Class A			6,171	324
*	TeleTech Holdings Inc.			12,295	291
*	Pericom Semiconductor Corp.			21,426	290
*	MoneyGram International Inc.			22,605	206
*	Autobytel Inc.			9,100	99
					502,058
Materials (1.7%)
	Praxair Inc.			247,070	32,010
	Martin Marietta Materials Inc.			145,451	16,046
	Monsanto Co.			123,899	14,802
	Sigma-Aldrich Corp.			46,897	6,438
	Greif Inc. Class A			78,671	3,716
	Neenah Paper Inc.			26,926	1,623
	Bemis Co. Inc.			25,516	1,154
*	Clearwater Paper Corp.			13,406	919
*	Boise Cascade Co.			20,805	773
	Rock-Tenn Co. Class A			8,782	535
	OM Group Inc.			11,116	331
	Schnitzer Steel Industries Inc.			12,734	287
					78,634
Telecommunication Services (0.1%)
	CenturyLink Inc.			78,638	3,112
	IDT Corp. Class B			13,786	280
	Inteliquent Inc.			11,193	220
					3,612
Utilities (0.1%)
	Entergy Corp.			62,198	5,441

Total United States					2,091,827
Total Common Stocks (Cost $3,691,156)					4,342,416
		Coupon
Temporary Cash Investments (4.2%)[1]
Money Market Fund (4.0%)
[4,5] Vanguard Market Liquidity Fund		0.126%		177,797,113	177,797

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
[6,7] Fannie Mae Discount Notes		0.130%	4/27/15	3,100	3,098
[7,8,9]Federal Home Loan Bank Discount Notes		0.060%	2/3/15	1,000	1,000
8	Federal Home Loan Bank Discount Notes	0.092%	2/11/15	600	600
8	Federal Home Loan Bank Discount Notes	0.110%	2/20/15	1,000	1,000
[7,8]	Federal Home Loan Bank Discount Notes	0.095%-0.097%	2/27/15	1,600	1,600
[7,8]	Federal Home Loan Bank Discount Notes	0.100%	4/24/15	300	300
[6,9] Freddie Mac Discount Notes		0.100%	3/27/15	500	500

[6,9] Freddie Mac Discount Notes	0.131%	6/8/15	600	600
				8,698
Total Temporary Cash Investments (Cost $186,495)				186,495
Total Investments (100.7%) (Cost $3,877,651)				4,528,911
Other Assets and Liabilities-Net (-0.7%)[5]				(29,719)
Net Assets (100%)				4,499,192

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,894,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.8% and 1.9%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the value of this security represented 0.1% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $26,451,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $5,098,000 have been segregated as initial margin for open futures contracts.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
9 Securities with a value of $1,127,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as

Global Equity Fund

unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America	2,301,474	—	—
Common Stocks—Other	193,475	1,847,396	71
Temporary Cash Investments	177,797	8,698	—
Futures Contracts—Assets[1]	57	—	—
Futures Contracts—Liabilities[1]	(766)	—	—
Forward Currency Contracts—Liabilities		(701)	—
Total	2,672,037	1,855,393	71
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party

Global Equity Fund

in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short )	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2015	331	12,549	620
FTSE 100 Index	March 2015	127	12,916	699
S&P 500 Index	March 2015	66	33,865	673
Topix Index	March 2015	80	9,392	(75)
E-mini S&P Mid-Cap Index	March 2015	119	17,238	615
S&P ASX 200 Index	March 2015	41	4,515	228
E-mini S&P 500 Index	March 2015	115	11,801	375
				3,135

Unrealized appreciation (depreciation) on open S&P 500 Index, FTSE 100 Index, Dow Jones EURO STOXX 50 Index, E-mini S&P Mid-Cap Index and E-mini S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At December 31. 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	3/17/15	JPY	1,134,790	USD	9,615	(135)
BNP Paribas	3/25/15	EUR	7,111	USD	8,901	(290)
BNP Paribas	3/25/15	GBP	5,566	USD	8,749	(80)

Global Equity Fund

Deutsche Bank AG	3/25/15	GBP	2,276	USD	3,582	(37)
Deutsche Bank AG	3/25/15	EUR	2,755	USD	3,458	(122)
BNP Paribas	3/24/15	AUD	3,389	USD	3,141	(26)
Bank of America, N.A.	3/24/15	AUD	1,405	USD	1,151	(11)
						(701)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At December 31, 2014, the cost of investment securities for tax purposes was $3,888,064,000. Net unrealized appreciation of investment securities for tax purposes was $640,847,000, consisting of unrealized gains of $837,872,000 on securities that had risen in value since their purchase and $197,025,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments
As of December 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)[1]
Consumer Discretionary (14.0%)
*	Madison Square Garden Co. Class A	57,400	4,320
*	Murphy USA Inc.	61,700	4,249
	Brinker International Inc.	71,100	4,173
	Jack in the Box Inc.	51,200	4,094
*	Visteon Corp.	37,500	4,007
*	Strayer Education Inc.	53,200	3,952
	Big Lots Inc.	96,700	3,870
	DeVry Education Group Inc.	81,100	3,850
	Domino's Pizza Inc.	39,300	3,701
*	Skechers U.S.A. Inc. Class A	65,800	3,635
	Marriott Vacations Worldwide Corp.	48,400	3,608
	Dillard's Inc. Class A	28,550	3,574
	Nutrisystem Inc.	178,700	3,493
	Brown Shoe Co. Inc.	103,100	3,315
*	Universal Electronics Inc.	49,700	3,232
	Cato Corp. Class A	70,600	2,978
*	Tower International Inc.	115,800	2,959
	Columbia Sportswear Co.	65,400	2,913
*	Barnes & Noble Inc.	120,800	2,805
*	Starz	93,518	2,777
*	Vince Holding Corp.	106,000	2,771
*	Kirkland's Inc.	94,300	2,229
	Sonic Corp.	65,400	1,781
	New York Times Co. Class A	130,200	1,721
	Dana Holding Corp.	73,400	1,596
	Buckle Inc.	28,900	1,518
*	Orbitz Worldwide Inc.	153,000	1,259
*	Denny's Corp.	108,500	1,119
*	Deckers Outdoor Corp.	11,300	1,029
*	Iconix Brand Group Inc.	30,100	1,017
*	Outerwall Inc.	12,800	963
	Cracker Barrel Old Country Store Inc.	4,700	661
*	American Axle & Manufacturing Holdings Inc.	29,200	660
	Wendy's Co.	65,700	593
*	Grand Canyon Education Inc.	12,600	588
*	McClatchy Co. Class A	165,200	548
	John Wiley & Sons Inc. Class A	6,000	355
*	BJ's Restaurants Inc.	6,200	311
	Children's Place Inc.	5,200	296
*	Citi Trends Inc.	11,000	278
*	Ruby Tuesday Inc.	34,400	235
*	Diamond Resorts International Inc.	7,800	218
			93,251
Consumer Staples (3.8%)
	Pinnacle Foods Inc.	112,800	3,982
*,^ Pilgrim's Pride Corp.		105,850	3,471
^	Sanderson Farms Inc.	40,600	3,411
	Cal-Maine Foods Inc.	80,700	3,150

Andersons Inc.	50,300	2,673
* Rite Aid Corp.	333,000	2,504
* Harbinger Group Inc.	131,200	1,858
* SUPERVALU Inc.	130,400	1,265
Spectrum Brands Holdings Inc.	10,100	966
Fresh Del Monte Produce Inc.	15,105	507
Lancaster Colony Corp.	4,900	459
* Medifast Inc.	11,200	376
* USANA Health Sciences Inc.	3,000	308
Vector Group Ltd.	11,000	234
* Central Garden and Pet Co. Class A	15,300	146
		25,310
Energy (3.9%)
* Newfield Exploration Co.	152,700	4,141
* Oil States International Inc.	78,800	3,853
Green Plains Inc.	131,600	3,261
* Kosmos Energy Ltd.	314,000	2,635
* Pioneer Energy Services Corp.	379,100	2,100
* Unit Corp.	54,300	1,852
* Clayton Williams Energy Inc.	22,900	1,461
* Matrix Service Co.	61,300	1,368
* Basic Energy Services Inc.	173,500	1,216
Paragon Offshore plc	352,100	975
Bristow Group Inc.	13,900	915
Alon USA Energy Inc.	71,400	905
* Helix Energy Solutions Group Inc.	25,000	543
* Abraxas Petroleum Corp.	144,000	423
		25,648
Financials (24.4%)
Radian Group Inc.	239,800	4,010
Associated Banc-Corp	213,900	3,985
RenaissanceRe Holdings Ltd.	40,500	3,937
First Horizon National Corp.	289,000	3,925
^ AmTrust Financial Services Inc.	68,300	3,842
PrivateBancorp Inc.	110,500	3,691
Allied World Assurance Co. Holdings AG	97,100	3,682
* Western Alliance Bancorp	129,600	3,603
Aspen Insurance Holdings Ltd.	82,000	3,589
Montpelier Re Holdings Ltd.	98,700	3,535
* Investment Technology Group Inc.	164,200	3,419
Assured Guaranty Ltd.	131,500	3,418
International Bancshares Corp.	125,800	3,339
* Piper Jaffray Cos.	54,200	3,149
* Credit Acceptance Corp.	22,222	3,031
Washington Federal Inc.	127,300	2,820
HCI Group Inc.	64,900	2,806
Nelnet Inc. Class A	58,848	2,726
* Springleaf Holdings Inc.	69,600	2,517
* World Acceptance Corp.	30,100	2,391
Hospitality Properties Trust	76,600	2,375
* MGIC Investment Corp.	250,400	2,334
RLJ Lodging Trust	69,200	2,320
LaSalle Hotel Properties	56,800	2,299
Omega Healthcare Investors Inc.	54,500	2,129
Cathay General Bancorp	83,200	2,129
Retail Properties of America Inc.	125,300	2,091

BioMed Realty Trust Inc.	96,500	2,079
Healthcare Trust of America Inc. Class A	76,650	2,065
Ryman Hospitality Properties Inc.	36,300	1,915
DiamondRock Hospitality Co.	128,400	1,909
Corrections Corp. of America	52,412	1,905
* Strategic Hotels & Resorts Inc.	142,100	1,880
WesBanco Inc.	53,811	1,873
Geo Group Inc.	45,700	1,845
Home Properties Inc.	27,900	1,830
Columbia Property Trust Inc.	70,900	1,797
* First NBC Bank Holding Co.	51,000	1,795
First Midwest Bancorp Inc.	102,700	1,757
DuPont Fabros Technology Inc.	52,600	1,748
Chesapeake Lodging Trust	46,600	1,734
CubeSmart	76,400	1,686
Chambers Street Properties	208,800	1,683
* Walker & Dunlop Inc.	95,200	1,670
Sovran Self Storage Inc.	18,900	1,649
EPR Properties	28,400	1,637
FelCor Lodging Trust Inc.	142,900	1,546
Janus Capital Group Inc.	95,600	1,542
Summit Hotel Properties Inc.	123,300	1,534
Pennsylvania REIT	63,700	1,494
* Equity Commonwealth	57,300	1,471
^ Lexington Realty Trust	131,500	1,444
Capitol Federal Financial Inc.	112,300	1,435
Medical Properties Trust Inc.	103,500	1,426
CyrusOne Inc.	50,500	1,391
Ashford Hospitality Trust Inc.	132,300	1,387
Hersha Hospitality Trust Class A	195,300	1,373
Government Properties Income Trust	59,600	1,371
CBL & Associates Properties Inc.	68,500	1,330
* Beneficial Mutual Bancorp Inc.	106,700	1,309
Pebblebrook Hotel Trust	28,600	1,305
Ramco-Gershenson Properties Trust	64,800	1,214
* E*TRADE Financial Corp.	49,600	1,203
First Commonwealth Financial Corp.	129,400	1,193
Inland Real Estate Corp.	108,800	1,191
CoreSite Realty Corp.	30,000	1,172
Sabra Health Care REIT Inc.	36,200	1,099
Universal Health Realty Income Trust	22,800	1,097
CareTrust REIT Inc.	88,013	1,085
Symetra Financial Corp.	43,400	1,000
Select Income REIT	40,200	981
Highwoods Properties Inc.	21,300	943
One Liberty Properties Inc.	39,600	937
Astoria Financial Corp.	69,800	933
NorthStar Realty Finance Corp.	44,800	788
Flushing Financial Corp.	36,300	736
State Bank Financial Corp.	35,000	699
Brandywine Realty Trust	42,300	676
Fulton Financial Corp.	46,300	572
Franklin Street Properties Corp.	44,800	550
Altisource Residential Corp.	26,800	520
Glimcher Realty Trust	35,400	486
New Senior Investment Group Inc.	29,400	484
Piedmont Office Realty Trust Inc. Class A	22,200	418

	Protective Life Corp.	6,000	418
	EastGroup Properties Inc.	6,400	405
	CBOE Holdings Inc.	5,600	355
	First Industrial Realty Trust Inc.	17,000	350
	National General Holdings Corp.	15,600	290
	Associated Estates Realty Corp.	10,700	248
	1st Source Corp.	7,200	247
	Home Loan Servicing Solutions Ltd.	12,200	238
	BancFirst Corp.	3,100	197
	Northfield Bancorp Inc.	13,100	194
	First Bancorp	10,100	187
	MainSource Financial Group Inc.	7,300	153
	First Community Bancshares Inc.	7,900	130
			162,296
Health Care (12.6%)
*	Centene Corp.	45,400	4,715
*	Health Net Inc.	80,400	4,304
*	VCA Inc.	82,100	4,004
*	Charles River Laboratories International Inc.	61,200	3,895
*	PAREXEL International Corp.	67,200	3,734
*	Natus Medical Inc.	102,200	3,683
*	Infinity Pharmaceuticals Inc.	205,100	3,464
*	Depomed Inc.	212,600	3,425
*,^ Sequenom Inc.		909,400	3,365
	Chemed Corp.	28,400	3,001
*	Align Technology Inc.	50,600	2,829
*	Nektar Therapeutics	175,300	2,717
*	Affymetrix Inc.	270,700	2,672
*	Amedisys Inc.	81,900	2,404
	PDL BioPharma Inc.	290,200	2,237
*	PharMerica Corp.	106,000	2,195
*	Lannett Co. Inc.	50,700	2,174
*	Greatbatch Inc.	42,600	2,100
*	Bruker Corp.	104,400	2,048
	Select Medical Holdings Corp.	132,400	1,907
*	AMN Healthcare Services Inc.	95,800	1,878
*	Merrimack Pharmaceuticals Inc.	159,400	1,801
*	United Therapeutics Corp.	13,300	1,722
	Phibro Animal Health Corp. Class A	53,500	1,688
*	Orthofix International NV	51,300	1,542
*	MedAssets Inc.	74,100	1,464
*	OraSure Technologies Inc.	136,900	1,388
*	Surgical Care Affiliates Inc.	39,100	1,316
*	Prestige Brands Holdings Inc.	32,900	1,142
*	SciClone Pharmaceuticals Inc.	117,600	1,030
	Kindred Healthcare Inc.	55,003	1,000
*	Gentiva Health Services Inc.	48,200	918
*	SurModics Inc.	40,231	889
	Abaxis Inc.	15,200	864
*	Myriad Genetics Inc.	24,800	845
*	CorVel Corp.	22,500	838
*	ExamWorks Group Inc.	14,500	603
*	Seattle Genetics Inc.	16,600	533
*	HealthStream Inc.	17,200	507
*	Triple-S Management Corp. Class B	18,800	450
*	ICU Medical Inc.	3,500	287

* Ophthotech Corp.	4,800	215
		83,793
Industrials (15.3%)
* Spirit AeroSystems Holdings Inc. Class A	110,000	4,734
Huntington Ingalls Industries Inc.	39,800	4,476
Pitney Bowes Inc.	180,100	4,389
* JetBlue Airways Corp.	276,700	4,388
* AECOM Technology Corp.	139,000	4,221
Greenbrier Cos. Inc.	74,400	3,997
* Meritor Inc.	255,100	3,865
Deluxe Corp.	58,700	3,654
SPX Corp.	40,100	3,445
Alaska Air Group Inc.	56,200	3,358
AO Smith Corp.	57,400	3,238
ArcBest Corp.	68,900	3,195
* Engility Holdings Inc.	70,200	3,005
West Corp.	89,300	2,947
Aircastle Ltd.	136,300	2,913
Douglas Dynamics Inc.	131,400	2,816
Corporate Executive Board Co.	37,600	2,727
* American Woodmark Corp.	66,700	2,697
* Blount International Inc.	150,200	2,639
GATX Corp.	45,600	2,624
Mueller Water Products Inc. Class A	253,100	2,592
Quanex Building Products Corp.	125,800	2,363
Toro Co.	36,500	2,329
G&K Services Inc. Class A	31,900	2,260
AMERCO	7,900	2,246
Harsco Corp.	118,100	2,231
Trinity Industries Inc.	73,900	2,070
* Republic Airways Holdings Inc.	136,735	1,995
Steelcase Inc. Class A	98,700	1,772
* United Rentals Inc.	16,700	1,704
Federal Signal Corp.	104,000	1,606
ESCO Technologies Inc.	37,600	1,387
Heidrick & Struggles International Inc.	55,500	1,279
Standex International Corp.	16,500	1,275
HNI Corp.	15,900	812
* Orbital Sciences Corp.	29,500	793
* Enphase Energy Inc.	54,400	777
UniFirst Corp.	5,000	607
Lindsay Corp.	5,300	454
Cubic Corp.	8,600	453
Multi-Color Corp.	7,900	438
* Ducommun Inc.	11,500	291
* Korn/Ferry International	8,000	230
* ACCO Brands Corp.	24,400	220
Kforce Inc.	8,000	193
* Moog Inc. Class A	2,400	178
Insteel Industries Inc.	6,800	160
		102,043
Information Technology (15.9%)
* RF Micro Devices Inc.	277,500	4,604
Broadridge Financial Solutions Inc.	89,800	4,147
MAXIMUS Inc.	74,132	4,065
* ARRIS Group Inc.	134,500	4,061

* Manhattan Associates Inc.	97,600	3,974
* Aspen Technology Inc.	112,600	3,943
* Take-Two Interactive Software Inc.	139,400	3,907
Tessera Technologies Inc.	99,700	3,565
Science Applications International Corp.	71,700	3,551
Heartland Payment Systems Inc.	65,800	3,550
Booz Allen Hamilton Holding Corp.	132,900	3,526
Lexmark International Inc. Class A	84,900	3,504
* Sanmina Corp.	148,300	3,490
DST Systems Inc.	36,758	3,461
* Super Micro Computer Inc.	97,500	3,401
* OmniVision Technologies Inc.	126,500	3,289
SYNNEX Corp.	39,100	3,056
EarthLink Holdings Corp.	662,700	2,909
* Tech Data Corp.	45,500	2,877
Blackbaud Inc.	64,400	2,786
* Anixter International Inc.	31,000	2,742
* Advanced Micro Devices Inc.	1,016,500	2,714
* Sykes Enterprises Inc.	115,600	2,713
* TeleTech Holdings Inc.	94,000	2,226
* Constant Contact Inc.	59,500	2,184
Brocade Communications Systems Inc.	171,500	2,031
* Blackhawk Network Holdings Inc.	45,000	1,746
Cypress Semiconductor Corp.	118,900	1,698
* Quantum Corp.	871,200	1,533
* MicroStrategy Inc. Class A	7,900	1,283
* Amkor Technology Inc.	164,100	1,165
* Global Cash Access Holdings Inc.	154,200	1,103
* PMC-Sierra Inc.	110,900	1,016
* Benchmark Electronics Inc.	38,100	969
* WebMD Health Corp.	23,600	933
* ShoreTel Inc.	98,200	722
Pegasystems Inc.	34,400	715
* Sapient Corp.	28,600	712
* ePlus Inc.	9,200	696
* Ingram Micro Inc.	25,000	691
CSG Systems International Inc.	26,800	672
* International Rectifier Corp.	16,300	650
* VASCO Data Security International Inc.	19,600	553
* Magnachip Semiconductor Corp.	38,900	505
* Plexus Corp.	12,200	503
* Sigma Designs Inc.	50,000	370
* MaxLinear Inc.	40,800	302
* Carbonite Inc.	20,200	288
Marchex Inc. Class B	54,900	252
* Spansion Inc. Class A	5,700	195
		105,548
Materials (5.0%)
United States Steel Corp.	157,800	4,220
* Graphic Packaging Holding Co.	288,800	3,934
* Century Aluminum Co.	144,600	3,528
* Stillwater Mining Co.	217,100	3,200
PolyOne Corp.	83,300	3,158
Neenah Paper Inc.	49,644	2,992
* Mercer International Inc.	169,600	2,084
* Ferro Corp.	155,000	2,009
* Berry Plastics Group Inc.	49,435	1,560

Schnitzer Steel Industries Inc.			64,600	1,457
NewMarket Corp.			2,950	1,190
Scotts Miracle-Gro Co. Class A			13,400	835
Innophos Holdings Inc.			13,200	772
Sonoco Products Co.			17,000	743
* Advanced Emissions Solutions Inc.			23,500	536
A Schulman Inc.			12,000	486
Domtar Corp.			10,200	410
				33,114
Telecommunication Services (0.6%)
Inteliquent Inc.			121,600	2,387
Atlantic Tele-Network Inc.			10,000	676
* Cincinnati Bell Inc.			178,100	568
IDT Corp. Class B			23,300	473
				4,104
Utilities (3.8%)
Vectren Corp.			87,000	4,022
WGL Holdings Inc.			72,300	3,949
Portland General Electric Co.			96,500	3,651
New Jersey Resources Corp.			58,700	3,592
Great Plains Energy Inc.			124,200	3,528
IDACORP Inc.			43,000	2,846
American States Water Co.			38,900	1,465
Avista Corp.			32,100	1,135
Unitil Corp.			16,300	598
Atmos Energy Corp.			3,000	167
				24,953
Total Common Stocks (Cost $554,054)				660,060
	Coupon
Temporary Cash Investments (2.3%)[1]
Money Market Fund (2.3%)
[2,3] Vanguard Market Liquidity Fund	0.126%		15,437,976	15,438

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.068%	1/23/15	100	100
[4,5] Federal Home Loan Bank Discount Notes	0.070%	3/27/15	200	200
				300
Total Temporary Cash Investments (Cost $15,738)				15,738
Total Investments (101.6%) (Cost $569,792)				675,798
Other Assets and Liabilities-Net (-1.6%)[3]				(10,883)
Net Assets (100%)				664,915

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,235,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $5,486,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

5 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	660,060	—	—
Temporary Cash Investments	15,438	300	—
Futures Contracts—Assets[1]	11	—	—
Futures Contracts—Liabilities[1]	(37)	—	—
Total	675,472	300	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Strategic Small-Cap Equity Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
	Expiration	Number of Long (Short) Contracts	Aggregate Settlement Value Long (Short)	Unrealized Appreciation (Depreciation)

Futures Contracts
E-mini Russell 2000 Index	March 2015	40	4,803	(37)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2014, the cost of investment securities for tax purposes was $569,792,000. Net unrealized appreciation of investment securities for tax purposes was $106,006,000, consisting of unrealized gains of $123,808,000 on securities that had risen in value since their purchase and $17,802,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD HORIZON FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 18, 2015
VANGUARD HORIZON FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF EXECUTIVE OFFICER
Date: February 18, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.